Organization/Business Description - Additional Information (Detail)	Mar. 31, 2013	Dec. 31, 2012	Feb. 06, 2013 Subsequent Event Animal Health Zoetis IPO
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Number of countries in which entity markets products	120	120
Number of core animal species	8	8
Number of major product categories	5	5
Non-controlling Interest, Ownership percentage by Non-controlling Owners			19.80%